Financial risk management - Liquidity risk (Details)	Dec. 31, 2021 CAD ($)
Liquidity risk
Accounts payable and other liabilities	$ 3,593,832
Discounted lease payments	244,392
Note payable	270,125
Not later than one year [member]
Liquidity risk
Accounts payable and other liabilities	3,593,832
Discounted lease payments	27,711
Note payable	270,125
Later than one year and not later than three years [member]
Liquidity risk
Discounted lease payments	48,597
Later than three years and not later than five years [member]
Liquidity risk
Discounted lease payments	46,081
Later than five years [member]
Liquidity risk
Discounted lease payments	$ 122,003